Additional Information Required by the Argentine Central Bank - Summary of Fiduciary Property Breakdown (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 26,906,239
EXXON MOBIL
Disclosure of trust activities [line items]
Date of Contract	Nov. 23, 2011
Trustor	EXXON MOBIL
Maturity	Apr. 19, 2027
COOP.DE TRAB.PORTUARIOS
Disclosure of trust activities [line items]
Date of Contract	Sep. 12, 2014
Trustor	COOP.DE TRAB.PORTUARIOS
Maturity	Sep. 12, 2026
Balances of Trust Funds | Banco de Galicia y Bs.As. S.A.
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 477,750
Balances of Trust Funds | Banco de Galicia y Bs.As. S.A. | EXXON MOBIL
Disclosure of trust activities [line items]
Balances of Trust Funds	465,337
Balances of Trust Funds | Banco de Galicia y Bs.As. S.A. | COOP.DE TRAB.PORTUARIOS
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 12,413